Revenue	6 Months Ended
Jun. 30, 2022
Revenue
Revenue
11.	Revenue

Product net sales

For the six months ended June 30, 2022, the product net sales was related to sales of VYVGART in the US following the approval of VYVGART by U.S. Food and Drug Administration (FDA) on December 17, 2021 and in Japan following the approval of VYVGART by Pharmaceuticals and Medical Devices Agency (PMDA) on January 20, 2022. No product net sales were recognized during the comparable prior periods.

Product gross sales for six months ended June 30, 2022 was $109.4 million and the gross to net adjustment for six months ended June 30, 2022 was $13.4 million, resulting in $96 million of product net sales for six months ended June 30, 2022.

Refer to note 12 for the breakdown of Product net sales by regions for six month ended June 30, 2022.

Collaboration revenue

For the six months ended June 30, 2022, the revenue generated under the collaboration agreements was related to the clinical and commercial supply to Zai.

	Six Months Ended
	June 30,
(in thousands of $)	2022	2021
Upfront payments	$—	$444,303
Milestone payments	—	24,181
Research and development service fees	—	1,914
Other revenues	2,610	—
Total collaboration revenue	$2,610	$470,398

Under the Zai collaboration agreement, the Company provides clinical and commercial supply to Zai Lab. The Company concludes to recognize such sales as revenue given that the Company acts as principal in the transaction as the risk related to inventory is borne by the Company until the inventory is transferred to Zai. The revenue related to clinical and commercial supply is recorded under line item “Other revenues” within the table above.

The collaboration revenue for the six months ended June 30, 2021 was primarily attributable to the closing of the strategic collaboration for efgartigimod with Zai Lab, resulting in the recognition of $151.9 million during the first half of 2021 and recognition of the transaction price as a consequence of the termination of the collaboration agreement with Janssen, resulting in the recognition of $315.1 million during the first half of 2021.